Deferred income tax - Offset (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax
Deferred income tax assets	$ 11,064	$ 13,443
Deferred income tax liabilities	(118,210)	(177,184)
Deferred tax liability (asset)	107,146	163,741	$ 14,937	$ 7,436
December 31, 2024
Deferred income tax
Deferred tax liability (asset)	(200)
Property, plant and equipment
Deferred income tax
Deferred income tax assets	1,678	2,117
Deferred income tax liabilities	(145,888)	(155,198)
Deferred tax liability (asset)	144,209	153,081	106,060	106,538
Intangible assets
Deferred income tax
Deferred income tax assets	(6,231)	(8,486)
Deferred income tax liabilities	(110,843)	(183,401)
Deferred tax liability (asset)	117,093	191,887	$ 121,721	$ 129,777
Provisions
Deferred income tax
Deferred income tax assets	13,064	13,665
Deferred income tax liabilities	36,397	52,478
Unrealized derivative income
Deferred income tax
Deferred income tax liabilities	(48,077)	(58,461)
Timing differences on loans
Deferred income tax
Deferred income tax liabilities	33,192	32,407
Unrealized foreign exchange
Deferred income tax
Deferred income tax liabilities	21,010	25,948
Tax losses
Deferred income tax
Deferred income tax assets	240	3,203
Deferred income tax liabilities	3,450	9,150
Deferred tax liability (asset)	(3,700)
Unutilized capital allowances
Deferred income tax
Deferred income tax liabilities	89,157	97,220
Other
Deferred income tax
Deferred income tax assets	2,313	2,944
Deferred income tax liabilities	$ 3,392	$ 2,673